The Company and Summary of Significant Accounting Policies - Narrative (Details)								1 Months Ended	3 Months Ended				6 Months Ended			9 Months Ended	12 Months Ended						14 Months Ended
	Oct. 23, 2025	Oct. 03, 2025 USD ($) $ / shares shares	Aug. 19, 2025 $ / shares	Apr. 24, 2025 USD ($) $ / shares shares	Mar. 28, 2025	Feb. 26, 2025 USD ($) shares	Mar. 04, 2024 $ / shares shares	Nov. 30, 2022 $ / shares shares	Jun. 30, 2025 USD ($) $ / shares		Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2025 USD ($) component $ / shares		Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) component $ / shares		Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares	May 12, 2025 USD ($) $ / shares	Nov. 22, 2024 $ / shares	Nov. 12, 2024 USD ($)
Property, Plant and Equipment [Line Items]
Business combination, exchange ratio							34.27%
Common stock, par or stated value per share (in dollars per share) | $ / shares							$ 0.0001		$ 0.0001	[1]			$ 0.0001	[1]					$ 0.0001	[1],[2]	$ 0.0001	[2]	$ 0.0001 [2]
Accumulated deficit									$ 47,078,042		$ 24,833,111	$ 18,398,735	$ 47,078,042		$ 24,833,111	$ 28,452,605			$ 31,940,527		$ 17,770,145		$ 17,770,145
Net loss									$ 4,001,515		$ 1,248,874	$ 628,590	15,137,515		1,877,464	$ 5,496,958			8,984,880		6,098,951
Net cash used in operating activities													$ 4,978,822		$ 6,955,081				$ 10,033,477		$ 2,651,143
Payment term range, cash in advance, duration									30 days				30 days						30 days
Number of components | component													600						600
Number of dependent components | component													5						5
Private Placement
Property, Plant and Equipment [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares								114,235													29,844		55,975
Sale of stock, price per share (in dollars per share) | $ / shares								$ 35.01
Consideration received on transaction				$ 500,000
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares				$ 2.16
Subsequent Event
Property, Plant and Equipment [Line Items]
Common stock, par or stated value per share (in dollars per share) | $ / shares			$ 0.0001
Stockholders' equity note, stock split, conversion ratio	3
Class of warrant or right, purchase price of warrants or rights ( in dollars per share) | $ / shares																								$ 2.922
Subsequent Event | Private Placement
Property, Plant and Equipment [Line Items]
Common stock, par or stated value per share (in dollars per share) | $ / shares		$ 0.0001
Sale of stock, number of shares issued in transaction (in shares) | shares		2,232,243		261,644
Shares issued (in shares) | shares				523,286
Sale of stock, price per share (in dollars per share) | $ / shares		$ 4.50		$ 1.911
Consideration received on transaction		$ 18,180,655		$ 500,000
Subsequent Event | Private Placement | Pre-Funded Warrant
Property, Plant and Equipment [Line Items]
Class of warrant or right, purchase price of warrants or rights ( in dollars per share) | $ / shares		$ 4.4997
Subsequent Event | Private Placement | Subscription Warrant
Property, Plant and Equipment [Line Items]
Warrants and rights outstanding, term		5 years
Shares issued (in shares) | shares		4,040,272
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares		$ 4.50
Subsequent Event | Private Placement | Pre-Funded Warrant
Property, Plant and Equipment [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares		5,424,083
Shares issued (in shares) | shares		1,808,055
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares		$ 0.0003
Subsequent Event | Minimum
Property, Plant and Equipment [Line Items]
Stockholders' equity note, stock split, conversion ratio			2
Subsequent Event | Maximum
Property, Plant and Equipment [Line Items]
Stockholders' equity note, stock split, conversion ratio			20
Related Party
Property, Plant and Equipment [Line Items]
Scale manufacturing with favorable payment terms period					90 days
Related Party | Forecast
Property, Plant and Equipment [Line Items]
Proceed from minimum order quantity, distribution amount																	$ 27,000,000	$ 18,000,000
Private Investment Public Entity Agreement | Related Party
Property, Plant and Equipment [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares																									$ 2.016
Common stock, value, subscriptions, total																								$ 200,000		$ 2,560,000
Private Investment Public Entity Agreement | Related Party | Subsequent Event
Property, Plant and Equipment [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares																								$ 3.36
Common stock, value, subscriptions, total																								$ 200,000
Yorkville
Property, Plant and Equipment [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares							333,334
Lynrock Lake Term Loan
Property, Plant and Equipment [Line Items]
Debt instrument, face amount						$ 10,100,000
Proceeds from convertible debt				$ 500,000		$ 5,400,000
Liquidation, operating plan, duration						12 months
Lynrock Lake Term Loan | Subsequent Event
Property, Plant and Equipment [Line Items]
Debt instrument, face amount						$ 10,100,000
Proceeds from convertible debt						$ 5,400,000
Liquidation, operating plan, duration						12 months
Lynrock Lake Term Loan | Yorkville
Property, Plant and Equipment [Line Items]
Repayment of convertible debt						$ 3,000,000
Lynrock Lake Term Loan | Yorkville | Subsequent Event
Property, Plant and Equipment [Line Items]
Repayment of convertible debt						$ 3,000,000
Yorkville Pre-paid Advance | Yorkville
Property, Plant and Equipment [Line Items]
Warrants and rights outstanding, term						5 years
Repayment of convertible debt						$ 3,000,000
Yorkville Pre-paid Advance | Yorkville | Subsequent Event
Property, Plant and Equipment [Line Items]
Warrants and rights outstanding, term						5 years
Repayment of convertible debt						$ 3,000,000
Repayments of convertible debt, shares (in shares) | shares						5,000,071

[1]	Amounts as of June 30, 2025 and December 31, 2024 differ from those published in prior condensed consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[2]	Amounts as of December 31, 2023 differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting or the Business Combination (as defined in the Notes to Consolidated Financial Statements).